Shareholders' contributions - Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Share capital and share premium
Balance at beginning of period	$ 1,108,145	[1]	$ 683,019		$ 712,304
Employee share options exercised					39
Restricted shares and units vested	721
Purchase of own shares	(4,263)		(15,725)		(38,367)
Balance at end of period	$ 1,028,883		$ 1,108,145	[1]	$ 683,019
Share capital (Note 23)
Number of shares
Stock at beginning of period (shares)	122,382,000		122,382,000		122,382,000
Employee share options exercised (shares)					0
Restricted shares and units vested (shares)	0		0		0
Purchase of own shares (shares)	0		0		0
Stock at end of period (shares)	122,382,000		122,382,000		122,382,000
Share capital and share premium
Balance at beginning of period	$ 183,573	[1]	$ 183,573		$ 183,573
Balance at end of period	183,573		183,573	[1]	183,573
Share capital and share premium
Share capital and share premium
Balance at beginning of period	1,084,076		1,092,507		1,120,823
Employee share options exercised					50
Restricted shares and units vested	4,455		4,775		4,149
Purchase of own shares	(3,219)		(13,206)		(32,515)
Balance at end of period	$ 1,085,312		$ 1,084,076		$ 1,092,507

[1]	Net of 139,223 of Income tax.